Redeemable Convertible Preferred Stock (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 27, 2022	Dec. 31, 2023	Dec. 31, 2022
Redeemable Convertible Preferred Stock
Common stock dividends issued to redeemable convertible preferred stock			28,685,582
Threshold term for occurrence of IPO for automatically conversion back into the applicable series of redeemable convertible preferred stock	2 years
Accretion of Series G redeemable convertible preferred stock to redemption amount		$ 0	$ 2,237